Derivative Instruments	3 Months Ended
Mar. 31, 2011
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5 — DERIVATIVE INSTRUMENTS
For a further discussion of the Firm’s use and accounting policies regarding derivative instruments, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
Notional amount of derivative contracts
The following table summarizes the notional amount of derivative contracts outstanding as of March 31, 2011, and December 31, 2010.

	Notional amounts(b)
(in billions)	March 31, 2011	December 31, 2010

Interest rate contracts
Swaps	$45,632	$46,299
Futures and forwards	9,408	9,298
Written options	4,264	4,075
Purchased options	4,500	3,968

Total interest rate contracts	63,804	63,640

Credit derivatives(a)	5,845	5,472

Foreign exchange contracts
Cross-currency swaps	2,761	2,568
Spot, futures and forwards	4,698	3,893
Written options	709	674
Purchased options	695	649

Total foreign exchange contracts	8,863	7,784

Equity contracts
Swaps	126	116
Futures and forwards	41	49
Written options	493	430
Purchased options	442	377

Total equity contracts	1,102	972

Commodity contracts
Swaps	431	349
Spot, futures and forwards	213	170
Written options	288	264
Purchased options	286	254

Total commodity contracts	1,218	1,037

Total derivative notional amounts	$80,832	$78,905

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 112–113 of this Note.

(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.
While the notional amounts disclosed above give an indication of the volume of the Firm’s derivatives activity, the notional amounts significantly exceed, in the Firm’s view, the possible losses that could arise from such transactions. For most derivative transactions, the notional amount is not exchanged; it is used simply as a reference to calculate payments.
Impact of derivatives on the Consolidated Balance Sheets
The following tables summarize information on derivative fair values that are reflected on the Firm’s Consolidated Balance Sheets as of March 31, 2011, and December 31, 2010, by accounting designation (e.g., whether the derivatives were designated as hedges or not) and contract type.
Free-standing derivatives(a)

	Derivative receivables			Derivative payables
March 31, 2011	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$932,405	$5,462	$937,867	$897,665	$878	$898,543
Credit	121,973	—	121,973	118,321	—	118,321
Foreign exchange(b)	158,305	2,997	161,302	158,890	1,053	159,943
Equity	48,401	—	48,401	47,363	—	47,363
Commodity	70,850	113	70,963	66,896	2,178	69,074

Gross fair value of trading assets and liabilities	$1,331,934	$8,572	$1,340,506	$1,289,135	$4,109	$1,293,244
Netting adjustment(c)			(1,261,762)			(1,231,882)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$78,744			$61,362

	Derivative receivables			Derivative payables
December 31, 2010	Not designated	Designated	Total derivative	Not designated	Designated	Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges	payables

Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840	$1,090,444
Credit	129,729	—	129,729	125,061	—	125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059	164,730
Equity	43,633	—	43,633	46,399	—	46,399
Commodity	59,573	24	59,597	56,397	2,078 (d)	58,475

Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977	$1,485,109
Netting adjustment(c)			(1,448,931)			(1,415,890)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481			$69,219

(a)	Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 105–106 of this Form 10-Q and Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report for further information.

(b)	Excludes $20 million and $21 million of foreign currency-denominated debt designated as a net investment hedge at March 31, 2011, and December, 31, 2010, respectively.

(c)	U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)	Excludes $1.0 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010.
Derivative receivables and payables fair value
The following table summarizes the fair values of derivative receivables and payables, including those designated as hedges by contract type after netting adjustments as of March 31, 2011, and December 31, 2010.

	Trading assets-Derivative receivables		Trading liabilities-Derivative payables
(in millions)	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Contract type
Interest rate	$31,182	$32,555	$14,527	$20,387
Credit	8,026	7,725	5,546	5,138
Foreign exchange	18,333	25,858	18,550	25,015
Equity	8,358	4,204	11,453	10,450
Commodity	12,845	10,139	11,286	8,229

Total	$78,744	$80,481	$61,362	$69,219

Impact of derivatives on the Consolidated Statements of Income
Fair value hedge gains and losses
The following tables present derivative instruments, by contract type, used in fair value hedge accounting relationships, as well as pretax gains/(losses) recorded on such derivatives and the related hedged items for the three months ended March 31, 2011 and 2010, respectively. The Firm includes gains/(losses) on the hedging derivative and the related hedged item in the same line item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2011			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$(718)	$800	$82	$(9)	$91
Foreign exchange(b)	(3,206) (f)	3,124	(82)	—	(82)
Commodity(c)	(73)	433	360	(1)	361

Total	$(3,997)	$4,357	$360	$(10)	$370

	Gains/(losses) recorded in income			Income statement impact due to:
Three months ended			Total income
March 31, 2010			statement	Hedge	Excluded
(in millions)	Derivatives	Hedged items	impact	ineffectiveness(d)	components(e)

Contract type
Interest rate(a)	$632	$(498)	$134	$28	$106
Foreign exchange(b)	1,647 (f)	(1,657)	(10)	—	(10)
Commodity(c)	(455)	396	(59)	—	(59)

Total	$1,824	$(1,759)	$65	$28	$37

(a)	Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of certain commodities inventories. Gains and losses were recorded in principal transactions revenue.

(d)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(e)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income.

(f)	For the three months ended March 31, 2011 and 2010, included $(3.2) billion and $1.7 billion, respectively, of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments.
Cash flow hedge gains and losses
The following tables present derivative instruments, by contract type, used in cash flow hedge accounting relationships, and the pretax gains/(losses) recorded on such derivatives, for the three months ended March 31, 2011 and 2010, respectively. The Firm includes the gain/(loss) on the hedging derivative in the same line item as the offsetting change in cash flows on the hedged item in the Consolidated Statements of Income.

	Gains/(losses) recorded in income and other comprehensive income (“OCI”)/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2011 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$94	$3	$97	$(31)	$(125)
Foreign exchange(b)	22	—	22	18	(4)

Total	$116	$3	$119	$(13)	$(129)

	Gains/(losses) recorded in income and other comprehensive income/(loss)(c)
		Hedge
	Derivatives —	ineffectiveness
	effective portion	recorded directly		Derivatives —	Total change
Three months ended	reclassified from	in	Total income	effective portion	in OCI
March 31, 2010 (in millions)	AOCI to income	income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$49	$3	$52	$251	$202
Foreign exchange(b)	(52)	—	(52)	(112)	(60)

Total	$(3)	$3	$—	$139	$142

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of non-U.S. dollar-denominated revenue and expense. The income statement classification of gains and losses follows the hedged item - primarily net interest income, compensation expense and other expense.

(c)	The Firm did not experience any forecasted transactions that failed to occur for the three months ended March 31, 2011 and 2010, respectively.

(d)	Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk.
Over the next 12 months, the Firm expects that $159 million (after-tax) of net losses recorded in AOCI at March 31, 2011, related to cash flow hedges will be recognized in income. The maximum length of time over which forecasted transactions are hedged is 10 years, and such transactions primarily relate to core lending and borrowing activities.
Net investment hedge gains and losses
The following tables present hedging instruments, by contract type, that were used in net investment hedge accounting relationships, and the pretax gains/(losses) recorded on such instruments for the three months ended March 31, 2011 and 2010.

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	2011		2010
	Excluded components		Excluded components
Three months ended March 31,	recorded directly	Effective portion	recorded directly	Effective portion
(in millions)	in income(a)	recorded in OCI	in income(a)	recorded in OCI

Contract type
Foreign exchange derivatives	$(71)	$(390)	$(41)	$285
Foreign currency denominated debt	—	—	—	41

Total	$(71)	$(390)	$(41)	$326

(a)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during the three months ended March 31, 2011 and 2010.
Risk management derivatives gains and losses (not designated as hedging instruments)
The following table presents nontrading derivatives, by contract type, that were not designated in hedge relationships, and the pretax gains/(losses) recorded on such derivatives for the three months ended March 31, 2011 and 2010. These derivatives are risk management instruments used to mitigate or transform the market risk exposures arising from banking activities other than trading activities, which are discussed separately below.

Three months ended March 31,	Derivatives gains/(losses) recorded in income
(in millions)	2011	2010

Contract type
Interest rate(a)	$75	$140
Credit(b)	(58)	(119)
Foreign exchange(c)	(8)	(21)
Commodity(b)	—	(23)

Total	$9	$(23)

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.
Trading derivative gains and losses
The following table presents trading derivatives gains and losses, by contract type, that are recorded in principal transactions revenue in the Consolidated Statements of Income for the three months ended March 31, 2011 and 2010. The Firm has elected to present derivative gains and losses related to its trading activities together with the cash instruments with which they are risk managed.

Three months ended March 31,	Gains/(losses) recorded in principal transactions revenue
(in millions)	2011	2010

Type of instrument
Interest rate	$367	$107
Credit	1,209	2,125
Foreign exchange(a)	590	627
Equity	828	822
Commodity	163	413

Total	$3,157	$4,094

(a)	In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior period amounts have been revised to conform to the current presentation.
Credit risk, liquidity risk and credit-related contingent features
The aggregate fair value of net derivative payables that contain contingent collateral or termination features triggered upon a downgrade was $16.3 billion at March 31, 2011, for which the Firm has posted collateral of $11.4 billion in the normal course of business. At March 31, 2011, the impact of a single-notch and two-notch ratings downgrade to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank, N.A.”), would have required $1.9 billion and $3.2 billion, respectively, of additional collateral to be posted by the Firm. In addition, at March 31, 2011, the impact of single-notch and two-notch ratings downgrades to JPMorgan Chase & Co. and its subsidiaries, primarily JPMorgan Chase Bank, N.A., related to contracts with termination triggers would have required the Firm to settle trades with a fair value of $382 million and $1.1 billion, respectively.
The following tables show the carrying value of derivative receivables and payables after netting adjustments and collateral received as of March 31, 2011, and December 31, 2010.

	Derivative receivables		Derivative payables
	March 31,	December 31,	March 31,	December 31,
(in millions)	2011	2010	2011	2010

Gross derivative fair value	$1,340,506	$1,529,412	$1,293,244	$1,485,109
Netting adjustment — offsetting receivables/payables	(1,197,097)	(1,376,969)	(1,197,097)	(1,376,969)
Netting adjustment — cash collateral received/paid	(64,665)	(71,962)	(34,785)	(38,921)

Carrying value on Consolidated Balance Sheets	$78,744	$80,481	$61,362	$69,219

In addition to the collateral amounts reflected in the tables above, at March 31, 2011, and December 31, 2010, the Firm had received liquid securities and other cash collateral in the amount of $16.2 billion and $16.5 billion, respectively, and had posted liquid securities and other cash collateral in the amount of $10.2 billion and $10.9 billion, respectively. The Firm also receives and delivers collateral at the initiation of derivative transactions, which is available as security against potential exposure that could arise should the fair value of the transactions move, respectively, in the Firm’s or client’s favor. Furthermore, the Firm and its counterparties hold collateral related to contracts that have a non-daily call frequency for collateral to be posted, and collateral that the Firm or a counterparty has agreed to return but has not yet settled as of the reporting date. At March 31, 2011, and December 31, 2010, the Firm had received $20.5 billion and $18.0 billion, respectively, and delivered $7.6 billion and $8.4 billion, respectively, of such additional collateral. These amounts were not netted against the derivative receivables and payables in the tables above, because, at an individual counterparty level, the collateral exceeded the fair value exposure at both March 31, 2011, and December 31, 2010.
Credit derivatives
For a more detailed discussion of credit derivatives, including a description of the different types used by the Firm, see Note 6 on pages 191–199 of JPMorgan Chase’s 2010 Annual Report.
The following tables present a summary of the notional amounts of credit derivatives and credit-related notes the Firm sold and purchased as of March 31, 2011, and December 31, 2010. Upon a credit event, the Firm as a seller of protection would typically pay out only a percentage of the full notional amount of net protection sold, as the amount actually required to be paid on the contracts takes into account the recovery value of the reference obligation at the time of settlement. The Firm manages the credit risk on contracts to sell protection by purchasing protection with identical or similar underlying reference entities. Other purchased protection referenced in the following tables include credit derivatives bought on related, but not identical, reference positions (including indices, portfolio coverage and other reference points) as well as protection purchased through credit-related notes.
The Firm does not use notional amounts of credit derivatives as the primary measure of risk management for such derivatives, because the notional amount does not take into account the probability of the occurrence of a credit event, the recovery value of the reference obligation, or related cash instruments and economic hedges, each of which reduces, in the Firm’s view, the risks associated with such derivatives.
Total credit derivatives and credit-related notes

	Maximum payout/Notional amount
March 31, 2011		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,840,995)	$2,809,606	$(31,389)	$33,757
Other credit derivatives(a)	(104,406)	25,687	(78,719)	30,692

Total credit derivatives	(2,945,401)	2,835,293	(110,108)	64,449
Credit-related notes	(1,965)	—	(1,965)	3,701

Total	$(2,947,366)	$2,835,293	$(112,073)	$68,150

	Maximum payout/Notional amount
December 31, 2010		Protection purchased with	Net protection	Other protection
(in millions)	Protection sold	identical underlyings(b)	(sold)/purchased(c)	purchased(d)

Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234

Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes	(2,008)	—	(2,008)	3,327

Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

(a)	Primarily consists of total return swaps and credit default swap options.

(b)	Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(c)	Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(d)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.
The following tables summarize the notional and fair value amounts of credit derivatives and credit-related notes as of March 31, 2011, and December 31, 2010, where JPMorgan Chase is the seller of protection. The maturity profile is based on the remaining contractual maturity of the credit derivative contracts. The ratings profile is based on the rating of the reference entity on which the credit derivative contract is based. The ratings and maturity profile of protection purchased are comparable to the profile reflected below.
Protection sold — credit derivatives and credit-related notes ratings(a)/maturity profile

				Total
March 31, 2011 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(186,684)	$(1,224,970)	$(381,466)	$(1,793,120)	$(12,129)
Noninvestment-grade	(163,679)	(759,126)	(231,441)	(1,154,246)	(54,503)

Total	$(350,363)	$(1,984,096)	$(612,907)	$(2,947,366)	$(66,632)

				Total
December 31, 2010 (in millions)	<1 year	1-5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)

Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral held by the Firm.